LEASES - RIGHT-OF-USE ASSETS AND LEASE LIABILITIES - Disclosure of changes in lease liabilities (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Balance	$ 1,022,680	$ 1,043,294
Short-term lease liabilities at initial recognition	172,315	65,382
Long-term lease liabilities at initial recognition	362,394	128,166
Payments - principal portion	(364,482)	(210,319)
Adjustments	2,126
Translation differences	(4,754)	(3,843)
Balance	1,190,279	1,022,680
Head office rent [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	781,479	963,137
Short-term lease liabilities at initial recognition		0
Long-term lease liabilities at initial recognition	(2,642)	0
Payments - principal portion	(203,397)	(181,658)
Adjustments	2,126
Translation differences	0	0
Balance	577,566	781,479
Vehicles [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	87,867	80,157
Short-term lease liabilities at initial recognition	88,005	13,040
Long-term lease liabilities at initial recognition	207,206	23,481
Payments - principal portion	(102,300)	(24,968)
Adjustments	0
Translation differences	(1,732)	(3,843)
Balance	279,046	87,867
Equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	153,334	0
Short-term lease liabilities at initial recognition	0	52,342
Long-term lease liabilities at initial recognition	0	104,685
Payments - principal portion	(46,127)	(3,693)
Adjustments	0
Translation differences	(3,022)	0
Balance	104,185	153,334
DeLamar office rent [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	0	0
Short-term lease liabilities at initial recognition	84,310	0
Long-term lease liabilities at initial recognition	157,830	0
Payments - principal portion	(12,658)	0
Adjustments	0
Translation differences	0	0
Balance	$ 229,482	$ 0